COMMITMENTS	12 Months Ended
Dec. 31, 2020
COMMITMENTS
COMMITMENTS

18.         COMMITMENTS

Concession fees

The Group has entered into concession right agreements with vendors, such as airlines. The contract terms of such concession rights are usually three to five years. The concession rights expire through 2022 and are renewable upon negotiation. Concession fees charged into statements of operations for the years ended December 31, 2018, 2019 and 2020 were $20,976,  $12,302 and $10,752 respectively.

Future minimum concession fee payments under non-cancellable concession right agreements for all airlines were as follows:

Year ended December 31,
2021	$12,072
2022	10,151
2023	8,562
2024	4,506
2025	4,506
Total	$39,797